As filed with the Securities and Exchange Commission on March 20, 2012

File Nos. 333-133538

811-21894

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 10	☒
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 11	☒

COHEN & STEERS

EMERGING MARKETS REAL ESTATE FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on March 1, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 20th day of March, 2012.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/S/ ADAM M. DERECHIN
Adam M. Derechin President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/S/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	March 20, 2012

By:	/S/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer (Principal Financial and Accounting Officer)	March 20, 2012

By:	* (MARTIN COHEN)	Co-Chairman and Director	March 20, 2012

By:	* (ROBERT H. STEERS)	Co-Chairman and Director	March 20, 2012

	* (MICHAEL G. CLARK)	Director	March 20, 2012

	* (BONNIE COHEN)	Director	March 20, 2012

	* (GEORGE GROSSMAN)	Director	March 20, 2012

	* (RICHARD E. KROON)	Director	March 20, 2012

	* (RICHARD J. NORMAN)	Director	March 20, 2012

	* (FRANK K. ROSS)	Director	March 20, 2012

	* (C. EDWARD WARD, JR.)	Director	March 20, 2012

*By:	/S/ TINA M. PAYNE TINA M. PAYNE ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase